Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Global Life Sciences Fund
Supplement dated August 8, 2023
to Currently Effective Prospectuses
Effective September 11, 2023, the prospectuses for Janus Henderson Global Life Sciences Fund (the “Fund”) are amended as follows:
1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the second paragraph in its entirety:
The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. In conducting the “bottom up” analysis, the portfolio managers consider factors including the strength of a company’s management and a company’s growth potential, sustainable competitive advantages, returns on investment capital, and cash flow generation. The portfolio managers also apply screens, which incorporate third-party inputs, to (i) seek to avoid investing in issuers that are United Nations Global Compact violators and (ii) seek to invest at least 80% of the Fund’s net assets, under normal circumstances, in issuers with an MSCI (or an equivalent third-party data provider, as determined by the portfolio managers) ESG rating of BB or higher.
2.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factor is added:
ESG Investment Risk.  Because the Fund considers environmental, social, and governance (“ESG”) factors in selecting securities, the Fund may perform differently than funds that do not consider ESG factors. Due to the ESG considerations and exclusionary criteria employed by the Fund, the Fund may not be invested in certain issuers, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition, since ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. ESG‑related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to consider their environmental or social practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the issuers identified through the investment process employed by the Fund may fail to adhere to positive environmental or social practices, which may result in selling a security when it might otherwise be disadvantageous to do so.
Please retain this Supplement with your records.

Janus Henderson Global Life Sciences Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Global Life Sciences Fund
Supplement dated August 8, 2023
to Currently Effective Prospectuses
Effective September 11, 2023, the prospectuses for Janus Henderson Global Life Sciences Fund (the “Fund”) are amended as follows:
1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the second paragraph in its entirety:
The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. In conducting the “bottom up” analysis, the portfolio managers consider factors including the strength of a company’s management and a company’s growth potential, sustainable competitive advantages, returns on investment capital, and cash flow generation. The portfolio managers also apply screens, which incorporate third-party inputs, to (i) seek to avoid investing in issuers that are United Nations Global Compact violators and (ii) seek to invest at least 80% of the Fund’s net assets, under normal circumstances, in issuers with an MSCI (or an equivalent third-party data provider, as determined by the portfolio managers) ESG rating of BB or higher.
2.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factor is added:
ESG Investment Risk.  Because the Fund considers environmental, social, and governance (“ESG”) factors in selecting securities, the Fund may perform differently than funds that do not consider ESG factors. Due to the ESG considerations and exclusionary criteria employed by the Fund, the Fund may not be invested in certain issuers, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition, since ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. ESG‑related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to consider their environmental or social practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the issuers identified through the investment process employed by the Fund may fail to adhere to positive environmental or social practices, which may result in selling a security when it might otherwise be disadvantageous to do so.
Please retain this Supplement with your records.